Summary of Significant Accounting Policies (Details 4) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	27,493,137	27,093,334
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	27,093,334
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	399,803